Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tema ETF Trust
Entity Central Index Key	0001944285
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Tema Alternative Asset Managers ETF
Shareholder Report [Line Items]
Fund Name	Tema Alternative Asset Managers ETF
Class Name	Tema Alternative Asset Managers ETF
Trading Symbol	AAUM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tema Alternative Asset Managers ETF for the period of October 1, 2025, through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/aaum. You can also request this information by contacting us toll-free at 1-888-744-1377.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/aaum
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Tema Alternative Asset Managers ETF	$28	0.75%
[1],[2]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund launched during the annual period and therefore presents performance from inception rather than a full twelve-month return. Since inception, the Fund experienced negative performance (-16.54%), reflecting concerns in private credit, exposure to feared AI disruption and general macro headwinds from geopolitics and rates.

Top Contributors
↑	Tikehau Capital
↑	Wheaton Precious Metals Corp.
↑	Wendel

Top Detractors
↓	Stepstone Group Inc.
↓	Hamilton Lane Inc.
↓	Ares Management Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (10/01/2025)
Tema Alternative Asset Managers ETF NAV	-16.54
S&P 500® Total Return Index	3.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/aaum for more recent performance information. Visit https://temaetfs.com/aaum for more recent performance information.
Net Assets	$ 2,039,471
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 7,280
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$2,039,471
Number of Holdings	30
Net Advisory Fee	$7,280
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net assets)
Brookfield Corp.	5.8%
EQT AB	5.3%
Partners Group Holding AG	5.1%
Carlyle Group, Inc.	5.1%
Brookfield Asset Management Ltd.	5.0%
Hamilton Lane, Inc.	4.9%
Apollo Global Management, Inc.	4.8%
KKR & Co., Inc.	4.7%
TPG, Inc.	4.6%
Blackstone, Inc.	4.6%

Top Sectors*	(% of net assets)
Financials	98.0%
Materials	0.9%
Cash & Other	1.1%
[3]
Updated Prospectus Web Address	https://temaetfs.com/aaum
Tema American Reshoring ETF
Shareholder Report [Line Items]
Fund Name	Tema American Reshoring ETF
Class Name	Tema American Reshoring ETF
Trading Symbol	RSHO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tema American Reshoring ETF for the period of March 1, 2025, through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/rsho. You can also request this information by contacting us toll-free at 1-888-744-1377.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/rsho
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema American Reshoring ETF	$94	0.75%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
During the annual period, the Fund delivered strong positive performance (+49.78%), driven by robust conditions across domestic US industrial and manufacturing names. Key tailwinds included sustained policy support for domestic manufacturing investment, infrastructure spending, and strong earnings momentum across the Fund’s mid-cap industrials holdings, while periodic volatility stemming from global trade uncertainty and interest rate sensitivity among capital-intensive names presented headwinds at points during the period.

Top Contributors
↑	ATI Inc.
↑	Caterpillar Inc.
↑	Powell Industries Inc.

Top Detractors
↓	Herc Holdings Inc.
↓	WESCO International Inc.
↓	Federal Signal Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/11/2023)
Tema American Reshoring ETF NAV	49.78	32.47
S&P 500® Total Return Index	16.99	21.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/rsho for more recent performance information. Visit https://temaetfs.com/rsho for more recent performance information.
Net Assets	$ 264,188,527
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 1,308,790
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$264,188,527
Number of Holdings	27
Net Advisory Fee	$1,308,790
Portfolio Turnover	52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net assets)
Timken Co.	7.0%
Powell Industries, Inc.	6.7%
Gates Industrial Corp. PLC	6.2%
Cognex Corp.	5.9%
Caterpillar, Inc.	5.9%
Terex Corp.	5.7%
ATI, Inc.	5.3%
Rockwell Automation, Inc.	5.2%
Applied Industrial Technologies, Inc.	4.9%
Ingersoll Rand, Inc.	4.6%

Top Sectors*	(% of net assets)
Industrials	85.3%
Materials	6.9%
Information Technology	5.9%
Energy	0.7%
Cash & Other	1.2%
[4]
Updated Prospectus Web Address	https://temaetfs.com/rsho
Tema Durable Quality ETF
Shareholder Report [Line Items]
Fund Name	Tema Durable Quality ETF
Class Name	Tema Durable Quality ETF
Trading Symbol	TOLL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tema Durable Quality ETF for the period of March 1, 2025, through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/toll. You can also request this information by contacting us toll-free at 1-888-744-1377.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/toll
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema Durable Quality ETF	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
During the annual period, the Fund delivered positive performance (+11.05%), reflecting a broadly supportive environment for high-quality, competitively advantaged businesses across Financials, Information Technology, and Healthcare. The quality factor was generally rewarded over the period, though intermittent episodes of broader market risk appetite, where lower-quality higher-beta names outperformed, presented headwinds at points during the period.

Top Contributors
↑	Lam Research Corp.
↑	GE Aerospace
↑	KLA Corp.

Top Detractors
↓	Intuit Inc.
↓	Teradyne Inc.
↓	Icon PLC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/11/2023)
Tema Durable Quality ETF NAV	11.05	15.75
S&P 500® Total Return Index	16.99	21.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 27, 2025
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/toll for more recent performance information. Visit https://temaetfs.com/toll for more recent performance information.
Net Assets	$ 48,470,521
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 328,589
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$48,470,521
Number of Holdings	42
Net Advisory Fee	$328,589
Portfolio Turnover	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net assets)
GE Aerospace	6.2%
Lam Research Corp.	4.9%
Visa, Inc.	4.9%
Cboe Global Markets, Inc.	4.3%
Performance Food Group Co.	4.3%
KLA Corp.	3.9%
Ferrovial SE	3.3%
Thermo Fisher Scientific, Inc.	3.0%
Fortinet, Inc.	2.9%
Moody’s Corp.	2.9%

Top Sectors*	(% of net assets)
Information Technology	27.7%
Financials	27.2%
Industrials	17.8%
Health Care	13.7%
Consumer Staples	7.5%
Materials	3.7%
Utilities	1.4%
Cash & Other	1.0%
[5]
Material Fund Change [Text Block]	Fund Name Change: On June 27, 2025 the Tema Monopolies and Oligopolies ETF was renamed to Tema Durable Quality ETF.
Updated Prospectus Web Address	https://temaetfs.com/toll
Tema Electrification ETF
Shareholder Report [Line Items]
Fund Name	Tema Electrification ETF
Class Name	Tema Electrification ETF
Trading Symbol	VOLT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tema Electrification ETF for the period of March 1, 2025, through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/volt. You can also request this information by contacting us toll-free at 1-888-744-1377.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/volt
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema Electrification ETF	$98	0.75%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
During the annual period, the Fund delivered exceptionally strong positive performance (+61.94%), driven by structural demand for grid modernization, data center power infrastructure, and AI-related electricity investment. The Fund’s exposure to mid-cap Industrials and Utilities names proved well-positioned to capture these themes.

Top Contributors
↑	Bel Fuse Inc.
↑	Powell Industries Inc.
↑	GE Nernova Inc.

Top Detractors
↓	Itron Inc.
↓	Mirion Technologies Inc.
↓	Infineon Technologies

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/04/2024)
Tema Electrification ETF NAV	61.94	33.66
S&P 500® Total Return Index	16.99	12.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/volt for more recent performance information. Visit https://temaetfs.com/volt for more recent performance information.
Net Assets	$ 442,383,480
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 1,175,493
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$442,383,480
Number of Holdings	32
Net Advisory Fee	$1,175,493
Portfolio Turnover	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net assets)
Bel Fuse, Inc.	6.5%
Powell Industries, Inc.	6.4%
NextEra Energy, Inc.	6.2%
Quanta Services, Inc.	4.8%
American Electric Power Co., Inc.	4.6%
Amphenol Corp.	4.2%
GE Vernova, Inc.	4.0%
Hubbell, Inc.	3.9%
Entergy Corp.	3.9%
Energy Transfer LP	3.7%

Top Sectors*	(% of net assets)
Industrials	46.2%
Utilities	31.9%
Information Technology	16.9%
Energy	4.4%
Cash & Other	0.6%
[6]
Updated Prospectus Web Address	https://temaetfs.com/volt
Tema Heart & Health ETF
Shareholder Report [Line Items]
Fund Name	Tema Heart & Health ETF
Class Name	Tema Heart & Health ETF
Trading Symbol	HRTS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tema Heart & Health ETF for the period of March 1, 2025, through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/hrts. You can also request this information by contacting us toll-free at 1-888-744-1377.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/hrts
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema Heart & Health ETF	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
During the annual period, the Fund delivered positive performance (+18.79%), underpinned by broad strength across large-cap healthcare names and meaningful contributions from holdings with exposure to the obesity drug themes. Intermittent pressure on managed care names and pharmaceutical pricing concerns presented modest headwinds at points during the period.

Top Contributors
↑	Arrowhead Pharmaceuticals Inc.
↑	Bridgebio Pharma Inc.
↑	Revolution Medicines Inc.

Top Detractors
↓	Novo Nordisk
↓	UnitedHealth Group Inc.
↓	Boston Scientific Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/21/2023)
Tema Heart & Health ETF NAV	18.79	16.12
S&P 500® Total Return Index	16.99	21.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 27, 2025
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/hrts for more recent performance information. Visit https://temaetfs.com/hrts for more recent performance information.
Net Assets	$ 55,315,427
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 396,841
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$55,315,427
Number of Holdings	45
Net Advisory Fee	$396,841
Portfolio Turnover	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net assets)
Eli Lilly & Co.	10.0%
Roche Holding AG	5.5%
Johnson & Johnson	4.9%
AstraZeneca PLC	4.8%
Merck & Co., Inc.	4.2%
Thermo Fisher Scientific, Inc.	4.0%
UnitedHealth Group, Inc.	3.8%
Gilead Sciences, Inc.	3.6%
Novartis AG	3.6%
Abbott Laboratories	3.4%

Top Sectors*	(% of net assets)
Health Care	99.2%
Cash & Other	0.8%
[7]
Material Fund Change [Text Block]	Fund Name Change: On June 27, 2025 the Tema GLP-1, Obesity & Cardiometabolic ETF was renamed Tema Heart & Health ETF.
Updated Prospectus Web Address	https://temaetfs.com/hrts
Tema International Defense Innovation ETF
Shareholder Report [Line Items]
Fund Name	Tema International Defense Innovation ETF
Class Name	Tema International Defense Innovation ETF
Trading Symbol	GDFN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tema International Defense Innovation ETF for the period of September 25, 2025, through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/army. You can also request this information by contacting us toll-free at 1-888-744-1377.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/army
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Tema International Defense Innovation ETF	$30	0.68%
[8],[9]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund launched during the annual period and therefore presents performance from inception rather than a full twelve-month return. Since inception, the Fund delivered a modest positive return (+7.82%), with the European defense complex experiencing a meaningful re-rating driven by heightened geopolitical developments and increased defense spending commitments, before partially consolidating those gains later in the period.

Top Contributors
↑	Kongsberg Gruppen ASA
↑	Indra Sistemas SA
↑	Elbit Systems Ltd.

Top Detractors
↓	Rocket Lab Corp.
↓	Aerovironment Inc.
↓	Hensoldt AG

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (09/25/2025)
Tema International Defense Innovation ETF NAV	7.82
S&P 500® Total Return Index	4.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 25, 2026
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/army for more recent performance information. Visit https://temaetfs.com/army for more recent performance information.
Net Assets	$ 1,374,111
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 7,230
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$1,374,111
Number of Holdings	33
Net Advisory Fee	$7,230
Portfolio Turnover	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net assets)
Kongsberg Gruppen ASA	5.7%
Elbit Systems Ltd.	5.2%
Saab AB	4.6%
Indra Sistemas SA	4.5%
Dassault Aviation SA	4.4%
BAE Systems PLC	4.4%
Leonardo SpA	4.1%
Rheinmetall AG	4.0%
Thales SA	3.9%
Babcock International Group PLC	3.9%

Top Sectors*	(% of net assets)
Industrials	92.3%
Information Technology	6.3%
Cash & Other	1.4%
[10]
Material Fund Change [Text Block]	Fund Name and Ticker Change: Effective March 25, 2026, Tema International Defense Innovation ETF changed its name to Tema International Defense ETF, and changed its ticker from GDFN to ARMY.
Updated Prospectus Web Address	https://temaetfs.com/army
Tema International Durable Quality ETF
Shareholder Report [Line Items]
Fund Name	Tema International Durable Quality ETF
Class Name	Tema International Durable Quality ETF
Trading Symbol	ITOL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tema International Durable Quality ETF for the period of September 11, 2025, through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/itol. You can also request this information by contacting us toll-free at 1-888-744-1377.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/itol
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Tema International Durable Quality ETF	$29	0.60%
[11],[12]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund launched during the annual period and therefore presents performance from inception rather than a full twelve-month return. Since inception, the Fund delivered a modest positive return (+9.18%), with its predominantly European and APAC quality-oriented holdings facing a more challenging environment than domestic US equities, reflecting uneven international earnings trends over the period.

Top Contributors
↑	Advantest Corp.
↑	Disco Corp.
↑	Schneider Electric SE

Top Detractors
↓	Icon PLC
↓	Intuit Inc.
↓	UBS Group

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (09/11/2025)
Tema International Durable Quality ETF NAV	9.09
S&P 500® Total Return Index	5.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/itol for more recent performance information. Visit https://temaetfs.com/itol for more recent performance information.
Net Assets	$ 545,458
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 10,811
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$545,458
Number of Holdings	41
Net Advisory Fee	$10,811
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net assets)
Advantest Corp.	5.7%
Safran SA	4.5%
Disco Corp.	4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Wheaton Precious Metals Corp.	3.4%
Ferrovial SE	3.3%
Titan SA	3.2%
Schneider Electric SE	3.1%
NXP Semiconductors NV	3.0%
AstraZeneca PLC	2.8%

Top Sectors*	(% of net assets)
Industrials	22.1%
Financials	22.1%
Information Technology	19.0%
Materials	10.9%
Consumer Discretionary	8.5%
Health Care	8.1%
Consumer Staples	7.3%
Communication Services	0.5%
Cash & Other	1.5%
[13]
Updated Prospectus Web Address	https://temaetfs.com/itol
Tema Oncology ETF
Shareholder Report [Line Items]
Fund Name	Tema Oncology ETF
Class Name	Tema Oncology ETF
Trading Symbol	CANC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tema Oncology ETF for the period of March 1, 2025, through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/canc. You can also request this information by contacting us toll-free at 1-888-744-1377.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/canc
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema Oncology ETF	$93	0.75%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
During the annual period, the Fund delivered strong positive performance (+47.42%), reflecting a favorable environment for oncology-focused names. Key tailwinds included positive clinical data flow, active merger and acquisition activity within the oncology space, and strong earnings from large-cap pharmaceutical holdings, while binary clinical risk among smaller-cap positions represented the primary source of volatility during the period.

Top Contributors
↑	Revolution Medicines Inc.
↑	Cogent Biosciences Inc.
↑	Merus NV

Top Detractors
↓	Zai Lab Ltd.
↓	Legend Biotech Corp.
↓	Janux Therapeautics Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/15/2023)
Tema Oncology ETF NAV	47.42	18.90
S&P 500® Total Return Index	16.99	19.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/canc for more recent performance information. Visit https://temaetfs.com/canc for more recent performance information.
Net Assets	$ 159,877,544
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 651,924
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$159,877,544
Number of Holdings	56
Net Advisory Fee	$651,924
Portfolio Turnover	68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net assets)
Revolution Medicines, Inc.	6.3%
Novartis AG	5.0%
Bridgebio Pharma, Inc.	4.8%
AstraZeneca PLC	4.6%
Eli Lilly & Co.	4.3%
Bristol-Myers Squibb Co.	4.2%
Roche Holding AG	4.1%
Merck & Co., Inc.	3.8%
Arcellx, Inc.	3.4%
Cogent Biosciences, Inc.	3.3%

Top Sectors*	(% of net assets)
Health Care	99.3%
Cash & Other	0.7%
[14]
Updated Prospectus Web Address	https://temaetfs.com/canc
Tema S&P 500® Historical Weight ETF Strategy
Shareholder Report [Line Items]
Fund Name	Tema S&P 500® Historical Weight ETF Strategy
Class Name	Tema S&P 500® Historical Weight ETF Strategy
Trading Symbol	DSPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tema S&P 500® Historical Weight ETF Strategy for the period of April 1, 2025, through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/dspy. You can also request this information by contacting us toll-free at 1-888-744-1377.
Additional Information Phone Number	1-888-744-1377
Additional Information Website	https://temaetfs.com/dspy
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Tema S&P 500® Historical Weight ETF Strategy	$18	0.18%
[15],[16]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund launched during the annual period and therefore presents performance from inception rather than a full twelve-month return. Since inception, the Fund delivered positive performance (+22.38%) consistent with its objective of reflecting the historical average weight of the constituents of the S&P 500, providing superior returns than equal-weight strategies in its peer group.

Top Contributors
↑	Nvidia Corp.
↑	Broadcom Inc.
↑	Alphabet Inc. - Class A

Top Detractors
↓	UnitedHealth Group Inc.
↓	Fiserv Inc.
↓	Salesforce Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (04/01/2025)
Tema S&P 500® Historical Weight ETF Strategy NAV	22.38
S&P 500® Total Return Index	23.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/dspy for more recent performance information. Visit https://temaetfs.com/dspy for more recent performance information.
Net Assets	$ 805,918,604
Holdings Count | $ / shares	505
Advisory Fees Paid, Amount	$ 714,308
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$805,918,604
Number of Holdings	505
Net Advisory Fee	$714,308
Portfolio Turnover	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of net assets)
NVIDIA Corp.	3.9%
Apple, Inc.	2.9%
Alphabet, Inc.	2.2%
Microsoft Corp.	2.0%
Amazon.com, Inc.	1.8%
Meta Platforms, Inc.	1.6%
Broadcom, Inc.	1.6%
Berkshire Hathaway, Inc.	1.4%
Tesla, Inc.	1.4%
Eli Lilly & Co.	1.3%

Top Sectors*	(% of net assets)
Information Technology	24.2%
Financials	14.6%
Health Care	12.2%
Industrials	12.0%
Consumer Discretionary	9.3%
Communication Services	7.2%
Consumer Staples	7.1%
Energy	4.6%
Utilities	3.1%
Cash & Other	5.7%
[17]
Updated Prospectus Web Address	https://temaetfs.com/dspy

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operations for the full reporting period.

[3]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[8]
**	Annualized

[9]
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operations for the full reporting period.

[10]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[11]
**	Annualized

[12]
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operations for the full reporting period.

[13]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[14]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[15]
**	Annualized

[16]
*	Amount shown reflects the expenses of the Fund from inception date through February 28, 2026. Expenses would be higher if the Fund had been in operations for the full reporting period.

[17]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.